Submission	May 20, 2026
Submission [Line Items]
Central Index Key	0001476765
Registrant Name	GOLUB CAPITAL BDC, Inc.
Registration File Number	333-286240
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES